SUBSEQUENT EVENTS (Details) (Subsequent event, USD $)	1 Months Ended
Aug. 31, 2013
Private placement | Warrants
SUBSEQUENT EVENTS
Exercise price (in dollars per share)	$ 0.40
Expiration period of warrants	3 years
Private placement | Series E Convertible Preferred Stock
SUBSEQUENT EVENTS
Shares issued in private placement	9,091
Conversion price per share of common stock (in dollars per share)	$ 0.33
Number of shares of Series E Preferred Stock with associated warrant used to determine cumulative purchase price	1
Private placement | Series E Convertible Preferred Stock | Warrants
SUBSEQUENT EVENTS
Net proceeds from private placement	$ 9,000,000
Purchase price of each share of Series E Preferred Stock with associated warrant (in dollars per share)	$ 990
Private placement | Common Stock | Warrants
SUBSEQUENT EVENTS
Number of shares of common stock to be acquired	10,909,200
Percentage of number of shares of common stock issuable upon conversion of the Series E shares	40.00%
Settlement of debt | Mr. Honig
SUBSEQUENT EVENTS
Amount owed by the Company under a Credit Facility Agreement to related party	$ 646,000
Settlement of debt | Series E Convertible Preferred Stock | Mr. Honig
SUBSEQUENT EVENTS
Number of shares issued in exchange for outstanding principal and accrued interest to related party	652
Settlement of debt | Common Stock | Warrants | Mr. Honig
SUBSEQUENT EVENTS
Number of warrants issued in exchange for outstanding principal and accrued interest to related party	782,400